Revenue Recognition Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer, Liability [Line Items]
Contract with Customer, Liability - Beginning of Period	$ 1,209	$ 1,215
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Change in Measure of Progress	116	140
Other Significant Noncash Transaction, Value of Consideration Received	10	11
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	1	0
Contract with Customer, Liability, Revenue Recognized	(210)	(224)
Contract with Customer, Liability - End of Period	1,126	1,209
Chesapeake Energy Corporation [Member]
Contract With Customer, Liability [Line Items]
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Change in Estimate of Transaction Price	$ 0	$ 67